SHARE-BASED COMPENSATION - Schedule of Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 31, 2020	Jan. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numbers of shares
Granted			2,787,738	2,698,245
Exercisable			519,377	0
2017 Plan
Numbers of shares
Number of shares Outstanding			2,569,017	7,702,066	9,812,881
Exercised			(786,400)	(5,122,549)	(1,439,373)
Forfeited	(332,566)	(332,566)		(10,500)	(338,876)
Surrendered					(332,566)
Number of shares Outstanding			1,782,617	2,569,017	7,702,066	9,812,881
Exercisable			1,782,617	2,569,017
Weighted average exercise price
Outstanding			$ 1.00	$ 0.97	$ 0.93
Exercised			1.00	0.96	0.72
Forfeited				1.00	$ 1.00
Surrendered					1.00
Outstanding			1.00	$ 1.00	$ 0.97	$ 0.93
Exercisable as of December 31, 2022			$ 1.00
Weighted average remaining contractual term, Outstanding			4 years 9 months	5 years 9 months 14 days	6 years 9 months	7 years 9 months 3 days
Weighted average remaining contractual term, Exercisable			4 years 9 months
Aggregate intrinsic value, Outstanding			$ 1,457	$ 50,361	$ 150,415	$ 47,671
Aggregate intrinsic value, Exercisable			$ 1,457
2018 Plan
Numbers of shares
Number of shares Outstanding			7,553,236	10,589,671	13,536,588
Exercised			(6,044,843)	(3,036,435)	(402,000)
Surrendered					(2,544,917)
Number of shares Outstanding			1,508,393	7,553,236	10,589,671	13,536,588
Exercisable			1,508,393
Weighted average exercise price
Outstanding			$ 1.00	$ 1.00	$ 1.00
Exercised			1.00	1.00	$ 1.00
Surrendered					1.00
Outstanding			1.00	$ 1.00	$ 1.00	$ 1.00
Exercisable as of December 31, 2022			$ 1.00
Weighted average remaining contractual term, Outstanding			6 years 1 month 24 days	7 years 1 month 24 days	8 years 1 month 24 days	8 years 10 months 9 days
Weighted average remaining contractual term, Exercisable			6 years 1 month 24 days
Aggregate intrinsic value, Outstanding			$ 1,233	$ 148,076	$ 206,499	$ 64,840
Aggregate intrinsic value, Exercisable			$ 1,233
2018 Plan | Restricted shares
Weighted average exercise price
Outstanding				$ 1.00
Granted					$ 1.00
Outstanding					$ 1.00
2019 Plan
Numbers of shares
Exercisable			48,000	24,000
2019 plan
Numbers of shares
Number of shares Outstanding				72,000
Granted					72,000
Number of shares Outstanding			72,000		72,000
Exercisable			48,000
Weighted average exercise price
Outstanding			$ 6.09	$ 6.09
Granted					$ 6.09
Outstanding			6.09	$ 6.09	$ 6.09
Exercisable as of December 31, 2022			$ 6.09
Weighted average remaining contractual term, Outstanding			7 years 18 days		9 years 3 months 29 days
Weighted average remaining contractual term, Exercisable			7 years 18 days
Aggregate intrinsic value, Outstanding					$ 1,038
2020 plan
Numbers of shares
Granted			2,026,300	133,913	1,068,733
Forfeited			(170,490)
Exercisable			353,949	192,340
2020 Plan
Numbers of shares
Number of shares Outstanding			997,773	1,044,368
Granted			2,026,300
Exercised			(14,645)	(68,859)
Forfeited			(170,490)	(111,495)	(24,365)
Expired			(69,051)	(154)
Number of shares Outstanding			2,769,887	997,773	1,044,368
Exercisable			353,949
Weighted average exercise price
Outstanding			$ 7.61	$ 5.91
Granted			9.20	18.85	$ 5.91
Exercised			5.91	5.91
Forfeited			7.65	6.23	5.91
Expired			6.74	5.91
Outstanding			8.81	$ 7.61	$ 5.91
Exercisable as of December 31, 2022			$ 7.00
Weighted average remaining contractual term, Outstanding			8 years 9 months 3 days	8 years 8 months 4 days	9 years 7 months 13 days
Weighted average remaining contractual term, Exercisable			7 years 8 months 1 day
Aggregate intrinsic value, Outstanding				$ 12,967	$ 15,237
2021 Plan
Numbers of shares
Number of shares Outstanding			2,444,440
Granted			2,787,738	2,698,245
Forfeited			(880,304)	(253,805)
Expired			(46,202)
Number of shares Outstanding			4,305,672	2,444,440
Exercisable			519,377
Weighted average exercise price
Outstanding			$ 26.44
Granted			9.20	$ 26.43
Forfeited			18.21	26.39
Expired			26.39
Outstanding			17.32	$ 26.44
Exercisable as of December 31, 2022			$ 26.46
Weighted average remaining contractual term, Outstanding			8 years 10 months 20 days	9 years 6 months 25 days
Weighted average remaining contractual term, Exercisable			8 years 6 months 10 days